Earnings Per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share
Earnings Per Share

17.  Earnings Per Share

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Numerators

Net Income	61,460	106,151	207,657	31,369

Denominators

Weighted average number of ordinary shares outstanding-basic	50,000,000	50,000,000	51,578,082	51,578,082
Weighted average number of ordinary shares outstanding- diluted	50,000,000	50,000,000	53,547,163	53,547,163
Weighted average number of ADS outstanding-basic	25,000,000	25,000,000	25,789,041	25,789,041
Weighted average number of ADS outstanding- diluted	25,000,000	25,000,000	26,773,582	26,773,582

Earnings per ordinary share – basic	1.23	2.12	4.03	0.61

Earnings per ordinary share- diluted	1.23	2.12	3.88	0.59

Earnings per ADS – basic	2.46	4.25	8.05	1.22

Earnings per ADS- diluted	2.46	4.25	7.76	1.17

Diluted shares are calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

For the years ended June 30, 2019 and 2020, the effects of all outstanding options issued by one of the Group’s consolidated VIEs before the Reorganization were excluded from the computation of diluted earnings per share, as their effects would be anti-dilutive. The earnings per ADS for the years ended June 30, 2019 and 2020 were provided retrospectively for reference only as the ADS was issued on March 26, 2021.